Trade and other receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Other	€ 266	€ 231
Total	802	771
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	536	540
Trade receivables | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	541	543
Less: allowance for expected credit losses | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ (5)	€ (3)	€ (5)